Employee benefits - Movement in defined benefit pension obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017
Disclosure of net defined benefit liability (asset) [line items]
Liability for post-employment medical obligations as of the beginning of the year	$ 840	$ 985
Included in profit or loss:
Current service cost	9	9	$ 10
Interest cost (income)	29	38
Administrative expenses	33	35	(32)
Settlement (gain)	0	(7)	(7)
Total expense (income) recognized in profit or loss	71	75	141
Remeasurement (gains) losses:
Demographic assumptions	(1)	(10)	(91)
Financial assumptions	(302)	265	138
Return on plan assets, excluding interest income	283	(429)	(160)
Total remeasurement (gains) losses	(20)	(174)	(113)
Other movements:
Contributions by the Group	(25)	(33)
Benefits paid by the plans	0	0
Business disposals	(13)	(15)
Effect of movements in exchange rates	1	2
Total other movements	(37)	(46)
Liability for post-employment medical obligations as of the end of the year	854	840	985
Total net pension benefits liability	840	985	985	$ 854	$ 840
Benefit liabilities				854	840
Continuing operations
Other movements:
Benefit liabilities				854	840
Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Liability for post-employment medical obligations as of the beginning of the year	796
Other movements:
Liability for post-employment medical obligations as of the end of the year	814	796
Total net pension benefits liability	796	796		814	796
Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Liability for post-employment medical obligations as of the beginning of the year	44
Other movements:
Liability for post-employment medical obligations as of the end of the year	40	44
Total net pension benefits liability	44	44		40	44
Pactiv Retirement Plan
Disclosure of net defined benefit liability (asset) [line items]
Liability for post-employment medical obligations as of the beginning of the year	764
Included in profit or loss:
Settlement (gain)			(7)
Total expense (income) recognized in profit or loss	62	72	63
Other movements:
Benefits paid by the plans			(43)
Liability for post-employment medical obligations as of the end of the year	795	764
Total net pension benefits liability	764	764		795	764
Other plans
Disclosure of net defined benefit liability (asset) [line items]
Liability for post-employment medical obligations as of the beginning of the year	76
Other movements:
Liability for post-employment medical obligations as of the end of the year	59	76
Total net pension benefits liability	76	76		59	76
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Liability for post-employment medical obligations as of the beginning of the year	4,830	5,076
Included in profit or loss:
Current service cost	9	9
Interest cost (income)	168	198	206
Administrative expenses	0	0
Settlement (gain)	0	(7)
Total expense (income) recognized in profit or loss	177	200
Remeasurement (gains) losses:
Demographic assumptions	(1)	(10)
Financial assumptions	(302)	265
Return on plan assets, excluding interest income	0	0
Total remeasurement (gains) losses	(303)	255
Other movements:
Contributions by the Group	0	0
Benefits paid by the plans	(299)	(691)
Business disposals	(42)	(15)
Effect of movements in exchange rates	0	5
Total other movements	(341)	(701)
Liability for post-employment medical obligations as of the end of the year	4,363	4,830	5,076
Total net pension benefits liability	4,830	5,076	5,076	4,363	4,830
Defined benefit obligation | Pactiv Retirement Plan
Disclosure of net defined benefit liability (asset) [line items]
Liability for post-employment medical obligations as of the beginning of the year	4,646
Other movements:
Liability for post-employment medical obligations as of the end of the year	4,234	4,646
Total net pension benefits liability	4,646	4,646		4,234	4,646	$ 308
Defined benefit obligation | Other plans
Disclosure of net defined benefit liability (asset) [line items]
Liability for post-employment medical obligations as of the beginning of the year	184
Other movements:
Liability for post-employment medical obligations as of the end of the year	129	184
Total net pension benefits liability	184	184		129	184
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Liability for post-employment medical obligations as of the beginning of the year	(3,990)	(4,091)
Included in profit or loss:
Current service cost	0	0
Interest cost (income)	(139)	(160)	(165)
Administrative expenses	33	35
Settlement (gain)	0	0
Total expense (income) recognized in profit or loss	(106)	(125)
Remeasurement (gains) losses:
Demographic assumptions	0	0
Financial assumptions	0	0
Return on plan assets, excluding interest income	283	(429)
Total remeasurement (gains) losses	283	(429)
Other movements:
Contributions by the Group	(25)	(33)
Benefits paid by the plans	299	691
Business disposals	29	0
Effect of movements in exchange rates	1	(3)
Total other movements	304	655
Liability for post-employment medical obligations as of the end of the year	(3,509)	(3,990)	(4,091)
Total net pension benefits liability	(3,990)	(4,091)	$ (4,091)	(3,509)	(3,990)
Fair value of plan assets | Pactiv Retirement Plan
Disclosure of net defined benefit liability (asset) [line items]
Liability for post-employment medical obligations as of the beginning of the year	(3,882)
Other movements:
Liability for post-employment medical obligations as of the end of the year	(3,439)	(3,882)
Total net pension benefits liability	(3,882)	(3,882)		(3,439)	(3,882)
Fair value of plan assets | Other plans
Disclosure of net defined benefit liability (asset) [line items]
Liability for post-employment medical obligations as of the beginning of the year	(108)
Other movements:
Liability for post-employment medical obligations as of the end of the year	(70)	(108)
Total net pension benefits liability	$ (108)	$ (108)		$ (70)	$ (108)